iShares
®
US Small Cap Value Factor ETF
Schedule of Investments
(unaudited)
June 30, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  — 0.6%
Moog, Inc., Class A ....................... 4,476 $ 485,333
a
Air Freight & Logistics  — 0.8%
Air Transport Services Group, Inc.
(a)
............ 11,751 221,741
Hub Group, Inc., Class A
(a)
................... 5,091 408,909
630,650
a
Automobile Components  — 0.4%
Standard Motor Products, Inc. ................ 9,111 341,845
a
Automobiles  — 0.6%
Winnebago Industries, Inc. .................. 7,275 485,170
a
Banks  — 32.7%
1st Source Corp. ......................... 8,499 356,363
Amerant Bancorp, Inc., Class A ............... 12,442 213,878
Ameris Bancorp .......................... 8,740 298,995
Associated Banc-Corp. ..................... 17,270 280,292
Atlantic Union Bankshares Corp. .............. 10,453 271,255
Banc of California, Inc. ..................... 20,124 233,036
BancFirst Corp. .......................... 4,724 434,608
Bank of NT Butterfield & Son Ltd. (The) .......... 10,955 299,729
BankUnited, Inc. ......................... 8,863 190,998
Banner Corp. ........................... 6,552 286,126
Berkshire Hills Bancorp, Inc. ................. 13,238 274,424
Brookline Bancorp, Inc. ..................... 24,242 211,875
Byline Bancorp, Inc. ....................... 14,732 266,502
Cadence Bank .......................... 13,107 257,421
Camden National Corp. .................... 8,356 258,785
Capitol Federal Financial, Inc. ................ 35,248 217,480
Cathay General Bancorp .................... 8,783 282,725
Central Pacific Financial Corp. ................ 13,909 218,510
City Holding Co. ......................... 4,873 438,521
Community Trust Bancorp, Inc. ............... 9,540 339,338
ConnectOne Bancorp, Inc. .................. 12,279 203,709
Customers Bancorp, Inc.
(a)(b)
................. 7,472 226,103
CVB Financial Corp. ....................... 16,786 222,918
Dime Community Bancshares, Inc. ............. 11,369 200,435
Eagle Bancorp, Inc. ....................... 6,834 144,607
Eastern Bankshares, Inc. ................... 18,248 223,903
Enterprise Financial Services Corp. ............ 8,308 324,843
First Bancorp ........................... 9,181 273,135
First BanCorp ........................... 29,230 357,191
First Bancshares, Inc. (The) .................. 11,677 301,734
First Busey Corp. ......................... 15,511 311,771
First Commonwealth Financial Corp. ............ 25,297 320,007
First Financial Bancorp ..................... 16,638 340,081
First Financial Corp. ....................... 9,082 294,893
First Foundation, Inc. ...................... 16,182 64,243
First Interstate BancSystem, Inc., Class A ........ 10,690 254,850
First Merchants Corp. ...................... 9,448 266,717
Fulton Financial Corp. ...................... 23,483 279,917
German American Bancorp, Inc. ............... 10,346 281,204
Great Southern Bancorp, Inc. ................. 6,661 337,913
Hancock Whitney Corp. .................... 7,537 289,270
Hanmi Financial Corp. ..................... 15,583 232,654
HarborOne Bancorp, Inc. ................... 27,863 241,851
Heartland Financial USA, Inc. ................ 8,217 229,008
Heritage Financial Corp. .................... 15,303 247,450
Hilltop Holdings, Inc. ....................... 13,369 420,589
Home BancShares, Inc. .................... 17,392 396,538
HomeStreet, Inc. ......................... 8,223 48,680
Hope Bancorp, Inc. ....................... 24,229 204,008
Security Shares Value
a
Banks (continued)
Horizon Bancorp, Inc. ...................... 21,052 $ 219,151
Independent Bank Corp. .................... 17,866 303,007
Independent Bank Group, Inc. ................ 5,523 190,709
Kearny Financial Corp. ..................... 30,517 215,145
Lakeland Bancorp, Inc. ..................... 23,536 315,147
National Bank Holdings Corp., Class A .......... 9,521 276,490
NBT Bancorp, Inc. ........................ 10,615 338,088
Nicolet Bankshares, Inc.
(b)
................... 4,201 285,290
Northfield Bancorp, Inc. .................... 26,706 293,232
Northwest Bancshares, Inc. .................. 28,387 300,902
OceanFirst Financial Corp. .................. 19,555 305,449
OFG Bancorp ........................... 14,396 375,448
Old National Bancorp ...................... 23,996 334,504
Old Second Bancorp, Inc. ................... 27,089 353,782
Origin Bancorp, Inc.
(b)
...................... 9,294 272,314
Pacific Premier Bancorp, Inc. ................. 10,877 224,936
Park National Corp. ....................... 2,991 306,039
Pathward Financial, Inc. .................... 6,983 323,732
Peapack-Gladstone Financial Corp. ............ 11,311 306,302
Peoples Bancorp, Inc. ..................... 12,554 333,309
Premier Financial Corp. .................... 12,959 207,603
Provident Financial Services, Inc. .............. 16,389 267,796
QCR Holdings, Inc. ....................... 6,946 284,994
Renasant Corp. .......................... 11,465 299,580
S&T Bancorp, Inc. ........................ 12,965 352,518
Sandy Spring Bancorp, Inc. .................. 8,750 198,450
Seacoast Banking Corp. of Florida ............. 11,125 245,862
Simmons First National Corp., Class A .......... 29,373 506,684
Southside Bancshares, Inc. .................. 9,393 245,721
SouthState Corp. ......................... 4,817 316,959
Stellar Bancorp, Inc. ....................... 25,157 575,844
Texas Capital Bancshares, Inc.
(a)
.............. 6,858 353,187
Towne Bank ............................ 13,128 305,095
TriCo Bancshares ........................ 9,819 325,991
TrustCo Bank Corp. ....................... 12,011 343,635
Trustmark Corp. ......................... 12,652 267,210
UMB Financial Corp. ...................... 4,045 246,340
United Bankshares, Inc. .................... 11,190 332,007
United Community Banks, Inc. ................ 11,035 275,765
Univest Financial Corp. ..................... 14,688 265,559
Valley National Bancorp .................... 30,189 233,965
Washington Federal, Inc. .................... 11,685 309,886
Washington Trust Bancorp, Inc. ............... 7,487 200,726
WesBanco, Inc. .......................... 11,439 292,953
WSFS Financial Corp. ..................... 8,226 310,285
26,608,674
a
Biotechnology  — 0.2%
iTeos Therapeutics, Inc.
(a)
................... 12,214 161,713
a
Building Products  — 1.6%
Insteel Industries, Inc. ...................... 10,626 330,681
Quanex Building Products Corp. ............... 18,726 502,793
UFP Industries, Inc. ....................... 5,094 494,373
1,327,847
a
Capital Markets  — 0.5%
BGC Partners, Inc., Class A .................. 89,331 395,736
a
Chemicals  — 1.4%
AdvanSix, Inc. ........................... 7,693 269,101
American Vanguard Corp. ................... 19,343 345,659
Kronos Worldwide, Inc. ..................... 25,326 221,096

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
US Small Cap Value Factor ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Chemicals (continued)
Minerals Technologies, Inc. .................. 5,942 $ 342,794
1,178,650
a
Commercial Services & Supplies  — 2.1%
ABM Industries, Inc. ....................... 8,537 364,103
BrightView Holdings, Inc.
(a)
.................. 28,880 207,358
CoreCivic, Inc.
(a)
......................... 35,189 331,128
Interface, Inc. ........................... 28,782 252,994
Matthews International Corp., Class A ........... 12,146 517,663
1,673,246
a
Communications Equipment  — 0.7%
NETGEAR, Inc.
(a)
......................... 15,926 225,512
NetScout Systems, Inc.
(a)
................... 12,252 379,200
604,712
a
Construction & Engineering  — 1.5%
Argan, Inc. ............................. 9,684 381,646
Sterling Infrastructure, Inc.
(a)
................. 14,666 818,363
1,200,009
a
Construction Materials  — 0.6%
Summit Materials, Inc., Class A
(a)(b)
............. 12,870 487,129
a
Consumer Staples Distribution & Retail  — 0.9%
SpartanNash Co. ......................... 11,914 268,184
Sprouts Farmers Market, Inc.
(a)
................ 12,291 451,449
719,633
a
Containers & Packaging  — 0.5%
Greif, Inc., Class A ........................ 6,041 416,164
a
Diversified Consumer Services  — 1.0%
Adtalem Global Education, Inc.
(a)
.............. 13,230 454,318
Stride, Inc.
(a)
............................ 10,819 402,792
857,110
a
Diversified REITs  — 0.7%
Broadstone Net Lease, Inc. .................. 18,047 278,646
CTO Realty Growth, Inc. .................... 17,780 304,749
583,395
a
Diversified Telecommunication Services  — 0.3%
EchoStar Corp., Class A
(a)(b)
.................. 16,149 280,024
a
Electric Utilities  — 0.9%
PNM Resources, Inc. ...................... 8,245 371,850
Portland General Electric Co. ................. 7,127 333,757
705,607
a
Electrical Equipment  — 1.5%
Atkore, Inc.
(a)
............................ 3,993 622,668
Encore Wire Corp.
(b)
....................... 3,446 640,715
1,263,383
a
Electronic Equipment, Instruments & Components  — 3.2%
Benchmark Electronics, Inc. ................. 15,697 405,454
Knowles Corp.
(a)
......................... 18,256 329,703
Methode Electronics, Inc. ................... 9,088 304,630
Sanmina Corp.
(a)
......................... 9,724 586,065
TTM Technologies, Inc.
(a)
.................... 26,522 368,656
Vishay Intertechnology, Inc. .................. 20,054 589,588
2,584,096
a
Security Shares Value
a
Energy Equipment & Services  — 0.7%
Bristow Group, Inc.
(a)
...................... 10,600 $ 304,538
ProPetro Holding Corp.
(a)
.................... 28,217 232,508
537,046
a
Financial Services  — 2.0%
A-Mark Precious Metals, Inc. ................. 10,164 380,489
NMI Holdings, Inc., Class A
(a)
................. 19,062 492,181
Radian Group, Inc. ........................ 17,267 436,510
Waterstone Financial, Inc. ................... 20,323 294,480
1,603,660
a
Food Products  — 0.6%
Hostess Brands, Inc., Class A
(a)
............... 17,915 453,608
a
Ground Transportation  — 2.6%
Covenant Logistics Group, Inc., Class A .......... 18,256 800,160
Heartland Express, Inc. ..................... 27,936 458,430
Marten Transport Ltd. ...................... 22,132 475,838
Werner Enterprises, Inc. .................... 9,587 423,554
2,157,982
a
Health Care Technology  — 0.3%
Computer Programs and Systems, Inc.
(a)
......... 11,409 281,688
a
Hotel & Resort REITs  — 0.3%
Chatham Lodging Trust ..................... 28,502 266,779
a
Hotels, Restaurants & Leisure  — 1.0%
Bloomin' Brands, Inc. ...................... 17,915 481,734
Brinker International, Inc.
(a)(b)
................. 10,300 376,980
858,714
a
Household Durables  — 5.7%
Century Communities, Inc. .................. 7,337 562,161
Ethan Allen Interiors, Inc. ................... 15,077 426,378
GoPro, Inc., Class A
(a)
...................... 46,079 190,767
KB Home .............................. 12,139 627,708
M/I Homes, Inc.
(a)(b)
........................ 8,863 772,765
Meritage Homes Corp. ..................... 4,961 705,801
Taylor Morrison Home Corp.
(a)
................ 14,440 704,239
Tri Pointe Homes, Inc.
(a)
.................... 19,575 643,234
4,633,053
a
Household Products  — 0.4%
Central Garden & Pet Co., Class A, NVS
(a)
........ 9,638 351,401
a
Insurance  — 3.4%
Argo Group International Holdings, Ltd. .......... 9,522 281,947
CNO Financial Group, Inc. ................... 15,666 370,814
Employers Holdings, Inc. .................... 9,349 349,746
Horace Mann Educators Corp. ................ 9,314 276,253
ProAssurance Corp. ....................... 14,494 218,715
Safety Insurance Group, Inc. ................. 4,288 307,535
Selective Insurance Group, Inc. ............... 4,399 422,084
Stewart Information Services Corp. ............. 6,327 260,293
United Fire Group, Inc. ..................... 12,540 284,156
2,771,543
a
Interactive Media & Services  — 0.3%
Ziff Davis, Inc.
(a)(b)
......................... 4,061 284,514
a
Leisure Products  — 1.3%
Funko, Inc., Class A
(a)
...................... 22,786 246,544
MasterCraft Boat Holdings, Inc.
(a)
.............. 15,971 489,511
Vista Outdoor, Inc.
(a)
....................... 11,013 304,730
1,040,785
a

iShares
®
US Small Cap Value Factor ETF
Schedule of Investments
(unaudited) (continued)
June 30, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Machinery  — 2.1%
Hillenbrand, Inc. ......................... 8,899 $ 456,341
Mueller Industries, Inc. ..................... 7,256 633,304
Terex Corp. ............................. 11,022 659,446
1,749,091
a
Marine Transportation  — 1.3%
Eagle Bulk Shipping, Inc. ................... 5,771 277,239
Genco Shipping & Trading Ltd. ................ 16,641 233,473
Matson, Inc. ............................ 3,259 253,322
Safe Bulkers, Inc. ........................ 82,575 269,195
1,033,229
a
Metals & Mining  — 1.9%
Commercial Metals Co. ..................... 9,444 497,321
Schnitzer Steel Industries, Inc., Class A .......... 7,568 226,964
TimkenSteel Corp.
(a)
....................... 17,964 387,484
Warrior Met Coal, Inc. ...................... 10,592 412,558
1,524,327
a
Multi-Utilities  — 0.5%
Unitil Corp. ............................. 7,880 399,595
a
Office REITs  — 0.1%
City Office REIT, Inc. ...................... 22,096 123,075
a
Oil, Gas & Consumable Fuels  — 5.7%
Berry Corp. ............................. 38,087 262,039
Chord Energy Corp. ....................... 5,471 841,440
CNX Resources Corp.
(a)(b)
................... 18,970 336,148
CVR Energy, Inc. ......................... 15,390 461,084
DHT Holdings, Inc. ........................ 67,768 578,061
Dorian LPG, Ltd. ......................... 27,126 695,782
Matador Resources Co. .................... 7,419 388,162
Murphy Oil Corp. ......................... 9,732 372,736
Sitio Royalties Corp., Class A ................. 14,579 382,990
World Kinect Corp. ........................ 14,536 300,605
4,619,047
a
Paper & Forest Products  — 0.7%
Clearwater Paper Corp.
(a)(b)
.................. 14,023 439,200
Glatfelter Corp. .......................... 31,556 95,299
534,499
a
Passenger Airlines  — 0.7%
SkyWest, Inc.
(a)
.......................... 13,624 554,769
a
Pharmaceuticals  — 0.3%
Innoviva, Inc.
(a)
.......................... 20,313 258,584
a
Professional Services  — 0.6%
CRA International, Inc. ..................... 4,665 475,830
a
Real Estate Management & Development  — 0.4%
Anywhere Real Estate, Inc.
(a)(b)
................ 24,915 166,432
Newmark Group, Inc., Class A ................ 24,689 153,566
319,998
a
Retail REITs  — 0.7%
Acadia Realty Trust ....................... 17,979 258,718
SITE Centers Corp. ....................... 23,522 310,961
569,679
a
Semiconductors & Semiconductor Equipment  — 2.9%
Alpha & Omega Semiconductor Ltd.
(a)
........... 7,192 235,898
Amkor Technology, Inc. ..................... 18,097 538,386
Cohu, Inc.
(a)
............................ 13,279 551,875
Kulicke & Soffa Industries, Inc. ................ 7,016 417,101
Security Shares Value
a
Semiconductors & Semiconductor Equipment (continued)
Photronics, Inc.
(a)
......................... 23,162 $ 597,348
2,340,608
a
Software  — 0.4%
Adeia, Inc. ............................. 22,694 249,861
Xperi, Inc.
(a)
............................. 9,011 118,495
368,356
a
Specialized REITs  — 0.5%
PotlatchDeltic Corp. ....................... 7,454 393,944
a
Specialty Retail  — 5.1%
Arko Corp. ............................. 43,193 343,384
Caleres, Inc. ............................ 20,334 486,593
Genesco, Inc.
(a)
.......................... 6,141 153,771
Group 1 Automotive, Inc. .................... 2,342 604,470
Haverty Furniture Cos., Inc. .................. 14,335 433,204
MarineMax, Inc.
(a)
......................... 9,763 333,504
ODP Corp. (The)
(a)
........................ 8,576 401,528
Shoe Carnival, Inc. ........................ 13,479 316,487
Signet Jewelers Ltd. ....................... 5,407 352,861
Urban Outfitters, Inc.
(a)
..................... 15,653 518,584
Zumiez, Inc.
(a)
........................... 10,287 171,381
4,115,767
a
Textiles, Apparel & Luxury Goods  — 0.9%
G-III Apparel Group Ltd.
(a)
................... 14,531 280,012
Oxford Industries, Inc. ..................... 4,343 427,438
707,450
a
Trading Companies & Distributors  — 3.2%
Boise Cascade Co. ....................... 5,658 511,200
DXP Enterprises, Inc.
(a)
..................... 14,509 528,273
Herc Holdings, Inc. ........................ 2,352 321,871
MRC Global, Inc.
(a)
........................ 33,002 332,330
Rush Enterprises, Inc., Class A ............... 7,721 468,974
Titan Machinery, Inc.
(a)
..................... 13,909 410,315
2,572,963
a
Total Long-Term Investments — 99.3%
(Cost: $91,133,889) ................................. 80,891,710
a
Short-Term Securities
Money Market Funds  —  4.1%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.31%
(c)(d)(e)
...................... 2,866,614 2,867,187
BlackRock Cash Funds: Treasury, SL Agency Shares,
5.09%
(c)(d)
............................ 450,555 450,555
a
Total Short-Term Securities — 4.1%
(Cost: $3,316,816) .................................. 3,317,742
Total Investments — 103.4%
(Cost: $94,450,705) ................................. 84,209,452
Liabilities in Excess of Other Assets — (3.4)% ............... (2,799,552)
Net Assets — 100.0% ................................. $ 81,409,900
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
US Small Cap Value Factor ETF

Derivative Financial Instruments Outstanding as of Period End
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/23
  Shares Held
at 06/30/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 3,856,572  $ —  $ (989,145)
(a)
$ 216  $ (456) $ 2,867,187  2,866,614  $ 9,732
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 286,846  163,709
(a)
—  —  —  450,555  450,555  2,604  —
$ 216  $ (456)
$ 3,317,742
$ 12,336  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Micro E-Mini Russell 2000 Index ........................................................... 22 09/15/23 $ 209 $ (59)
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date Net Notional
Accrued
Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long .......
Monthly
Goldman Sachs Bank USA
(b)
08/19/26
$ 12,632 $ (28)
(c )
$ 12,581 – %
(d )
Monthly
HSBC Bank PLC
(e)
02/10/28
95,489 222
(f )
95,752 0.1
Monthly
JPMorgan Chase Bank NA
(g)
02/08/24
204,332 (16,593)
(h )
187,874 0.2
$ (16,399) $ 296,207
(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
(c)
Amount includes $23 of net dividends and financing fees.
(d)
Rounds to less than 0.1%.
(f)
Amount includes $(41) of net dividends and financing fees.
(h)
Amount includes $(135) of net dividends and financing fees.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
(b) (e) (g)
Range: 40 basis points 40 basis points 40 basis points
Benchmarks: USD - 1D Overnight Fed Funds Effective Rate
(FEDL01)
USD - 1D Overnight Bank Funding Rate
(OBFR01)
USD - 1D Overnight Bank Funding Rate
(OBFR01)

iShares
®
US Small Cap Value Factor ETF
Schedule of Investments
(unaudited) (continued)
June 30, 2023

Schedule of Investments
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with
Goldman Sachs Bank USA as of period end, termination date August 19,
2026 :
Shares Value
% of
Basket
Value
Reference Entity — Long
Common Stocks
Banks
Brookline Bancorp, Inc. ............... 175 $ 1,529 12.1%
CVB Financial Corp. ................. 119 1,580 12.6
Fulton Financial Corp. ................ 167 1,991 15.8
Northwest Bancshares, Inc. ............ 205 2,173 17.3
Pacific Premier Bancorp, Inc. ........... 28 579 4.6
Simmons First National Corp., Class A .... 212 3,657 29.1
Trustmark Corp. ................... 33 697 5.5
United Community Banks, Inc. .......... 15 375 3.0
12,581
Total Reference Entity — Long
12,581
Net Value of Reference Entity — Goldman Sachs Bank
USA ................................... $ 12,581
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with HSBC
Bank PLC as of period end, termination date February 10, 2028 :
Shares Value
% of
Basket
Value
Reference Entity — Long
Common Stocks
Banks
Ameris Bancorp .................... 63 $ 2,155 2.3%
Atlantic Union Bankshares Corp. ........ 75 1,946 2.0
Banner Corp. ..................... 47 2,053 2.1
Berkshire Hills Bancorp, Inc. ........... 96 1,990 2.1
Cadence Bank .................... 94 1,846 1.9
Capitol Federal Financial, Inc. .......... 254 1,567 1.6
Central Pacific Financial Corp. .......... 99 1,555 1.6
City Holding Co. ................... 35 3,150 3.3
Customers Bancorp, Inc. .............. 53 1,604 1.7
First Bancorp ..................... 66 1,964 2.1
First BanCorp ..................... 211 2,578 2.7
First Commonwealth Financial Corp. ...... 182 2,302 2.4
First Financial Bancorp ............... 414 8,462 8.8
Hanmi Financial Corp. ............... 112 1,672 1.7
Heritage Financial Corp. .............. 111 1,795 1.9
Hope Bancorp, Inc. ................. 172 1,448 1.5
National Bank Holdings Corp., Class A .... 69 2,004 2.1
NBT Bancorp, Inc. .................. 77 2,452 2.6
Northfield Bancorp, Inc. .............. 193 2,119 2.2
OFG Bancorp ..................... 103 2,686 2.8
Pacific Premier Bancorp, Inc. ........... 78 1,613 1.7
Pathward Financial, Inc. .............. 50 2,318 2.4
Provident Financial Services, Inc. ........ 118 1,928 2.0
Renasant Corp. .................... 83 2,169 2.3
S&T Bancorp, Inc. .................. 94 2,556 2.7
Seacoast Banking Corp. of Florida ....... 79 1,746 1.8
Southside Bancshares, Inc. ............ 68 1,779 1.9
TrustCo Bank Corp. ................. 87 2,489 2.6
Trustmark Corp. ................... 91 1,922 2.0
Shares Value
% of
Basket
Value
Banks (continued)
United Bankshares, Inc. .............. 79 $ 2,344 2.5%
United Community Banks, Inc. .......... 80 1,999 2.1
Washington Federal, Inc. .............. 84 2,228 2.3
WSFS Financial Corp. ............... 59 2,226 2.3
74,665
Financial Services
Radian Group, Inc. .................. 430 10,871 11.3
a
Insurance
Employers Holdings, Inc. .............. 67 2,506 2.6
Horace Mann Educators Corp. .......... 67 1,987 2.1
ProAssurance Corp. ................. 103 1,554 1.6
Safety Insurance Group, Inc. ........... 30 2,152 2.3
United Fire Group, Inc. ............... 89 2,017 2.1
10,216
Total Reference Entity — Long
95,752
Net Value of Reference Entity — HSBC Bank PLC .... $ 95,752
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with
JPMorgan Chase Bank NA as of period end, termination date February 8,
2024 :
Shares Value
% of
Basket
Value
Reference Entity — Long
Common Stocks
Banks
Ameris Bancorp .................... 155 $ 5,303 2.8%
Atlantic Union Bankshares Corp. ........ 185 4,801 2.6
Banc of California, Inc. ............... 117 1,355 0.7
BankUnited, Inc. ................... 159 3,426 1.8
Banner Corp. ..................... 116 5,066 2.7
Berkshire Hills Bancorp, Inc. ........... 234 4,851 2.6
Brookline Bancorp, Inc. ............... 429 3,749 2.0
Cadence Bank .................... 232 4,556 2.4
Capitol Federal Financial, Inc. .......... 624 3,850 2.1
Central Pacific Financial Corp. .......... 80 1,257 0.7
City Holding Co. ................... 86 7,739 4.1
Customers Bancorp, Inc. .............. 13 393 0.2
CVB Financial Corp. ................. 30 398 0.2
Eagle Bancorp, Inc. ................. 123 2,603 1.4
First Bancorp ..................... 163 4,849 2.6
First BanCorp ..................... 518 6,330 3.4
First Commonwealth Financial Corp. ...... 448 5,667 3.0
Hanmi Financial Corp. ............... 276 4,121 2.2
Heritage Financial Corp. .............. 271 4,382 2.3
Hope Bancorp, Inc. ................. 43 362 0.2
National Bank Holdings Corp., Class A .... 168 4,879 2.6
NBT Bancorp, Inc. .................. 187 5,956 3.2
Northfield Bancorp, Inc. .............. 473 5,194 2.8
Northwest Bancshares, Inc. ............ 502 5,321 2.8
OFG Bancorp ..................... 255 6,650 3.5
Pacific Premier Bancorp, Inc. ........... 136 2,812 1.5
Pathward Financial, Inc. .............. 124 5,749 3.1
Provident Financial Services, Inc. ........ 290 4,739 2.5
Renasant Corp. .................... 203 5,304 2.8
S&T Bancorp, Inc. .................. 229 6,227 3.3
Seacoast Banking Corp. of Florida ....... 20 442 0.2

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
US Small Cap Value Factor ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Shares Value
% of
Basket
Value
Banks (continued)
Simmons First National Corp., Class A .... 519 $ 8,953 4.8%
Southside Bancshares, Inc. ............ 166 4,343 2.3
TrustCo Bank Corp. ................. 212 6,065 3.2
Trustmark Corp. ................... 158 3,337 1.8
United Community Banks, Inc. .......... 165 4,123 2.2
Washington Federal, Inc. .............. 207 5,490 2.9
WSFS Financial Corp. ............... 146 5,507 2.9
166,149
Shares Value
% of
Basket
Value
Insurance
Employers Holdings, Inc. .............. 166 $ 6,210 3.3%
Horace Mann Educators Corp. .......... 16 475 0.3
ProAssurance Corp. ................. 26 392 0.2
Safety Insurance Group, Inc. ........... 8 574 0.3
Stewart Information Services Corp. ....... 217 8,927 4.7
United Fire Group, Inc. ............... 22 499 0.3
17,077
Retail REITs
Acadia Realty Trust ................. 323 4,648 2.5
a
Total Reference Entity — Long
187,874
Net Value of Reference Entity — JPMorgan Chase Bank
NA .................................... $ 187,874
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ........................................ $ 80,891,710  $ —  $ —  $ 80,891,710
Short-Term Securities
Money Market Funds ..................................... 3,317,742  —  —  3,317,742
$ 84,209,452  $ —  $ —  $ 84,209,452
Derivative Financial Instruments
(a)
Assets
Equity Contracts .......................................... $ —  $ 222  $ —  $ 222
Liabilities
Equity Contracts .......................................... (59) (16,621) —  (16,680)
$ (59) $ (16,399) $ —  $ (16,458)
a
(a)
Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
US Small Cap Value Factor ETF
Schedule of Investments
(unaudited) (continued)
June 30, 2023

Schedule of Investments
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust